Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers Based on Resolution (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,263,891.3	$ 1,587,415.0	$ 1,339,254.8
Wafer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,991,855.9	1,405,300.3	1,178,456.3
Wafer [member] | 5-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	508,689.9	262,327.4	90,934.5
Wafer [member] | 7-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	535,153.8	440,383.1	394,837.0
Wafer [member] | 10-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24.9	660.0	3,403.1
Wafer [member] | 16-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	258,544.3	191,058.9	197,959.0
Wafer [member] | 20-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,853.3	5,668.8	8,450.9
Wafer [member] | 28-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	206,611.9	153,066.6	149,367.7
Wafer [member] | 40/45-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	145,546.2	103,413.6	103,176.5
Wafer [member] | 65-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	93,288.6	66,467.9	61,226.7
Wafer [member] | 90-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	40,184.2	32,260.3	29,380.4
Wafer [member] | 0.11/0.13 micron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	57,992.3	40,558.5	33,197.1
Wafer [member] | 0.15/0.18 micron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	110,571.2	86,700.3	86,008.5
Wafer [member] | 0.25 micron and above [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 26,395.3	$ 22,734.9	$ 20,514.9